Concentration of Major Customers and Suppliers	6 Months Ended
Jun. 30, 2026
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 15 - CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

The top customers who individually represented greater than 10% of the total revenues of the Company for the six months ended June 30, 2026 and 2025 were as follows:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Customer A	17.0%	22.5%
Customer B	14.4%	18.1%
Customer C	12.1%	*
Customer D	10.1%	*

*	Indicates below 10%.

The top customers who individually represented greater than 10% of the Accounts Receivables of the Company as of June 30, 2026 and as of December 31, 2025 were as follows:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Customer A	12.3%	*
Customer B	11.9%	21.5%
Customer C	11.1%	*

*	Indicates below 10%.

The top suppliers and third-party service providers who individually represented greater than 10% of the total purchase of the Company for the six months ended June 30, 2026 and 2025 were as follows:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Supplier A	39.3%	*
Supplier B	30.6%	*
Supplier C	*	13.3%
Supplier D	*	10.3%

*	Indicates below 10%.

The top suppliers and third-party service providers who individually represented greater than 10% of the Accounts Payables of the Company as of June 30, 2026 and as of December 31, 2025 were as follows:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Supplier A	12.6%	*

*	Indicates below 10%.